Segmented Information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 51	$ 51	$ 51	$ 156	$ 146